Leases - Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease Disclosure [Abstract]
Balance – Beginning of period	$ 2,109	$ 3,066
Additions	1,321	622
Disposals	(29)	(7)
Interest accretion	142	206
Lease repayments	(1,969)	(1,781)
Effects of foreign exchange	(79)	3
Balance – End of period	1,495	2,109
Current	1,341	1,470
Non-current	154	639
Lease liabilities	$ 1,495	$ 2,109